Noncontrolling Interests [Text Block]	12 Months Ended
Mar. 31, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interests [Text Block]
21.	NONCONTROLLING INTERESTS

Deconsolidation of Subsidiaries

The gains and losses due to deconsolidation of subsidiaries were recognized under “Other non-interest income” and “Other non-interest expenses,” respectively, in the accompanying consolidated statements of income. The amount of net gains was ¥3,261 million for the fiscal year ended March 31, 2016, the amount of net losses was ¥2,848 million for the fiscal year ended March 31, 2017 and the amount of net gains was ¥4,448 million for the fiscal year ended March 31, 2018, respectively.

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥802,332	¥202,680	¥1,228,160
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)	—	—	(34,751)
Other	(1,630)	(429)	8,006

Net transfers to the noncontrolling interest shareholders	(1,630)	(429)	(26,745)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥800,702	¥202,251	¥1,201,415